Statement of Financial Position - Parenthetical - $ / shares	May 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Balance Sheets
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	650,000,000	650,000,000	650,000,000
Common Stock, Shares Issued	268,819,942	148,173,100	115,150,246
Common Stock, Shares Outstanding	268,819,942	148,173,100	115,150,246